Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
January 31, 2026
MCS-NPRT3-0426
1.813018.121
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	174,138	52,718,258
BRAZIL - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
ERO Copper Corp (a)	191,600	6,427,707
Wheaton Precious Metals Corp (United States)	511,487	67,449,791

TOTAL BRAZIL		73,877,498
CANADA - 2.7%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd (b)	922,776	93,229,754
South Bow Corp	450,409	12,794,639
TOTAL ENERGY		106,024,393
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States) (b)	799,992	90,855,091
Information Technology - 0.1%
Software - 0.1%
Descartes Systems Group Inc/The (United States) (a)	222,521	16,635,670
TOTAL CANADA		213,515,154
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	1,131,117	28,534,402
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	651,620	23,868,841
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.3%
Auto1 Group SE (a)	714,853	23,641,093
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	575,977	21,748,892
TOTAL GERMANY		45,389,985
ISRAEL - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Nova Ltd (a)	69,128	31,649,564
ITALY - 2.0%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	653,631	16,053,473
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	11,727	1,120,388
Brunello Cucinelli SpA non-voting shares	780,606	74,578,481
		75,698,869
TOTAL CONSUMER DISCRETIONARY		91,752,342
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	567,204	31,156,016
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	259,697	30,921,708
TOTAL ITALY		153,830,066
JAPAN - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Capcom Co Ltd	770,600	19,641,765
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE (a)	37,839	31,821,519
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (a)	200,822	98,290,320
UNITED KINGDOM - 1.2%
Energy - 1.2%
Energy Equipment & Services - 1.2%
TechnipFMC PLC	1,641,874	91,485,219
UNITED STATES - 88.3%
Communication Services - 1.3%
Entertainment - 1.2%
Liberty Media Corp-Liberty Formula One Class A (a)	283,783	22,614,667
Live Nation Entertainment Inc (a)	271,516	39,492,002
TKO Group Holdings Inc Class A	159,422	32,295,709
		94,402,378
Interactive Media & Services - 0.1%
Reddit Inc Class A (a)	59,759	10,772,755
TOTAL COMMUNICATION SERVICES		105,175,133
Consumer Discretionary - 11.4%
Broadline Retail - 0.2%
Etsy Inc (a)	347,419	18,399,310
Diversified Consumer Services - 1.1%
Duolingo Inc Class A (a)(b)	183,884	24,651,489
Service Corp International/US	799,027	64,265,742
		88,917,231
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza Inc	39,888	16,367,243
Flutter Entertainment PLC (United Kingdom) (a)	118,222	19,355,670
Sportradar Holding AG Class A (a)(b)	692,972	12,549,722
Texas Roadhouse Inc	262,465	47,206,955
		95,479,590
Household Durables - 4.3%
DR Horton Inc	224,633	33,434,376
NVR Inc (a)	4,338	33,123,797
SharkNinja Inc (a)	233,056	27,547,219
Somnigroup International Inc	1,294,583	113,729,117
Toll Brothers Inc	503,004	72,679,048
TopBuild Corp (a)	119,957	56,145,874
		336,659,431
Specialty Retail - 3.4%
Burlington Stores Inc (a)	238,524	70,569,712
Chewy Inc Class A (a)	1,069,577	31,135,386
Floor & Decor Holdings Inc Class A (a)	392,790	25,908,428
Gap Inc/The	983,300	27,512,734
Group 1 Automotive Inc	52,176	18,483,870
Urban Outfitters Inc (a)	324,125	22,964,256
Williams-Sonoma Inc	333,696	68,290,886
		264,865,272
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (a)	71,504	1,613,844
Ralph Lauren Corp Class A	101,126	35,738,940
Tapestry Inc	431,850	54,806,084
		92,158,868
TOTAL CONSUMER DISCRETIONARY		896,479,702
Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (a)	741,419	68,536,772
Performance Food Group Co (a)	1,134,565	108,294,230
TOTAL CONSUMER STAPLES		176,831,002
Energy - 3.2%
Energy Equipment & Services - 0.4%
Kodiak Gas Services Inc	659,317	27,697,907
Oil, Gas & Consumable Fuels - 2.8%
APA Corp	835,026	22,053,037
Cheniere Energy Inc	215,901	45,667,380
Energy Transfer LP	1,764,545	32,555,855
Murphy Oil Corp	505,000	15,195,449
Ovintiv Inc	1,080,562	46,972,030
Range Resources Corp	1,575,930	59,648,951
		222,092,702
TOTAL ENERGY		249,790,609
Financials - 14.3%
Banks - 6.2%
East West Bancorp Inc	723,034	82,744,011
First Citizens BancShares Inc/NC Class A	9,353	19,356,688
Hancock Whitney Corp	394,457	27,138,642
Huntington Bancshares Inc/OH	3,936,157	68,804,024
KeyCorp	1,512,838	32,556,274
M&T Bank Corp	369,356	81,838,209
Old National Bancorp/IN	1,777,818	43,432,094
Western Alliance Bancorp	243,049	21,667,818
Wintrust Financial Corp	761,256	112,277,648
		489,815,408
Capital Markets - 4.5%
Blue Owl Capital Inc Class A	1,185,025	16,163,741
Cboe Global Markets Inc	243,056	64,424,423
Evercore Inc Class A	155,408	54,900,984
Houlihan Lokey Inc Class A	272,081	45,796,674
Interactive Brokers Group Inc Class A	311,487	23,324,147
MarketAxess Holdings Inc	87,781	14,855,179
Raymond James Financial Inc	367,655	60,979,258
Stifel Financial Corp	562,149	69,312,972
		349,757,378
Financial Services - 0.4%
Toast Inc Class A (a)	1,155,421	35,945,147
Insurance - 3.2%
American Financial Group Inc/OH	333,778	43,481,260
Arch Capital Group Ltd (a)	400,061	38,421,858
First American Financial Corp	855,697	54,062,936
Hartford Insurance Group Inc/The	345,888	46,715,633
Reinsurance Group of America Inc	332,275	67,368,757
		250,050,444
TOTAL FINANCIALS		1,125,568,377
Health Care - 7.6%
Biotechnology - 1.1%
Arcellx Inc (a)	118,146	8,070,553
Biogen Inc (a)	88,965	16,003,914
Caris Life Sciences Inc (a)	515,700	11,943,612
Legend Biotech Corp ADR (a)	275,162	4,815,334
Moderna Inc (a)	472,052	20,803,332
United Therapeutics Corp (a)	59,983	28,161,419
		89,798,164
Health Care Equipment & Supplies - 1.7%
Insulet Corp (a)	45,520	11,644,471
Masimo Corp (a)	369,649	50,763,897
Penumbra Inc (a)	192,198	68,839,558
		131,247,926
Health Care Providers & Services - 2.4%
BrightSpring Health Services Inc (a)	806,007	31,651,895
Molina Healthcare Inc (a)	93,169	16,732,221
Option Care Health Inc (a)	1,316,230	44,751,820
Privia Health Group Inc (a)	576,326	13,382,290
Tenet Healthcare Corp (a)	448,796	84,948,107
		191,466,333
Health Care Technology - 0.4%
Doximity Inc Class A (a)	449,677	16,849,397
Waystar Holding Corp (a)	606,811	16,116,900
		32,966,297
Life Sciences Tools & Services - 1.3%
Bruker Corp	778,018	34,458,417
Charles River Laboratories International Inc (a)	104,900	22,079,352
Repligen Corp (a)	286,002	42,720,119
		99,257,888
Pharmaceuticals - 0.7%
Crinetics Pharmaceuticals Inc (a)	278,382	13,902,397
Royalty Pharma PLC Class A	930,535	38,784,699
		52,687,096
TOTAL HEALTH CARE		597,423,704
Industrials - 25.6%
Aerospace & Defense - 6.7%
Axon Enterprise Inc (a)	30,709	14,850,258
Beta Technologies Inc (e)	1,703,220	36,619,230
BWX Technologies Inc	317,238	65,170,202
Carpenter Technology Corp	225,075	71,535,587
Curtiss-Wright Corp	30,200	19,832,038
Huntington Ingalls Industries Inc	128,582	54,070,017
Karman Holdings Inc (a)(b)	276,487	28,699,351
Space Exploration Technologies Corp (a)(c)(d)	321,606	135,396,126
Woodward Inc	301,896	95,954,625
		522,127,434
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	95,742	18,664,903
Building Products - 1.0%
AAON Inc (b)	372,465	33,916,662
Carlisle Cos Inc	131,850	44,946,347
		78,863,009
Commercial Services & Supplies - 0.9%
GFL Environmental Inc Subordinate Voting Shares	1,029,120	44,206,095
OPENLANE Inc (a)	817,734	24,564,729
		68,770,824
Construction & Engineering - 3.6%
AECOM	714,599	68,908,782
Centuri Holdings Inc (a)	1,104,847	30,493,777
Comfort Systems USA Inc	62,594	71,488,607
Construction Partners Inc Class A (a)	71,400	7,845,432
EMCOR Group Inc	90,437	65,180,659
Quanta Services Inc	79,844	37,896,358
		281,813,615
Electrical Equipment - 3.1%
Acuity Inc	307,787	95,180,052
Nextpower Inc Class A (a)	601,730	70,456,566
nVent Electric PLC	565,984	63,537,364
Vertiv Holdings Co Class A	90,518	16,852,641
		246,026,623
Ground Transportation - 1.0%
Lyft Inc Class A (a)	785,308	13,248,146
XPO Inc (a)	452,600	67,034,586
		80,282,732
Machinery - 5.1%
Allison Transmission Holdings Inc	519,161	56,432,801
Atmus Filtration Technologies Inc	479,519	27,797,715
CECO Environmental Corp (a)	542,413	36,574,909
Crane Co	328,273	59,955,781
ITT Inc	455,374	83,014,680
RBC Bearings Inc (a)	159,240	79,567,451
Westinghouse Air Brake Technologies Corp	230,643	53,080,180
		396,423,517
Professional Services - 2.4%
FTI Consulting Inc (a)	273,357	47,747,267
Leidos Holdings Inc	377,676	71,108,838
Paylocity Holding Corp (a)	193,229	26,082,050
TransUnion	523,654	41,379,139
		186,317,294
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	169,099	44,035,071
Herc Holdings Inc	256,600	36,781,044
Watsco Inc	111,292	43,008,793
		123,824,908
TOTAL INDUSTRIALS		2,003,114,859
Information Technology - 11.1%
Communications Equipment - 3.4%
Ciena Corp (a)	665,995	167,704,201
Lumentum Holdings Inc (a)(b)	244,671	95,871,885
		263,576,086
Electronic Equipment, Instruments & Components - 4.0%
Belden Inc	364,164	42,792,912
Coherent Corp (a)	527,281	111,878,483
Flex Ltd (a)	1,900,699	119,820,065
Sanmina Corp (a)	287,455	40,726,624
		315,218,084
IT Services - 0.9%
Twilio Inc Class A (a)	605,228	72,905,765
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp (a)	220,511	13,206,404
Veeco Instruments Inc (a)	373,574	11,666,715
		24,873,119
Software - 1.5%
Commvault Systems Inc (a)	123,582	10,590,977
Dynatrace Inc (a)	919,303	35,016,251
Guidewire Software Inc (a)	148,945	20,965,498
Rubrik Inc Class A (a)	247,000	13,819,650
Samsara Inc Class A (a)	598,200	16,779,510
Trimble Inc (a)	265,101	17,920,828
		115,092,714
Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage Inc Class A (a)	134,043	9,321,350
Western Digital Corp	275,834	69,021,942
		78,343,292
TOTAL INFORMATION TECHNOLOGY		870,009,060
Materials - 3.7%
Chemicals - 0.5%
CF Industries Holdings Inc	444,410	41,432,344
Construction Materials - 0.5%
Eagle Materials Inc	173,965	35,455,807
Containers & Packaging - 1.3%
AptarGroup Inc	265,761	33,206,837
Crown Holdings Inc	662,513	69,351,861
		102,558,698
Metals & Mining - 1.0%
Alcoa Corp	819,300	46,544,433
Steel Dynamics Inc	190,090	34,134,461
		80,678,894
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	375,910	31,478,703
TOTAL MATERIALS		291,604,446
Real Estate - 5.9%
Health Care REITs - 1.3%
CareTrust REIT Inc	807,612	30,156,232
Ventas Inc	902,372	70,087,233
		100,243,465
Industrial REITs - 0.4%
Terreno Realty Corp	584,567	35,974,253
Real Estate Management & Development - 2.3%
Compass Inc Class A (a)	2,533,988	31,725,530
Jones Lang LaSalle Inc (a)	366,907	131,319,685
Zillow Group Inc Class C (a)	224,827	14,170,846
		177,216,061
Retail REITs - 1.3%
Macerich Co/The	1,021,131	19,330,010
NNN REIT Inc	1,316,245	54,847,929
Tanger Inc	795,986	26,044,662
		100,222,601
Specialized REITs - 0.6%
CubeSmart	1,256,227	47,146,199
TOTAL REAL ESTATE		460,802,579
Utilities - 1.9%
Electric Utilities - 0.5%
IDACORP Inc (b)	284,401	37,765,609
Independent Power and Renewable Electricity Producers - 0.6%
Talen Energy Corp (a)	83,682	29,151,462
Vistra Corp	109,748	17,378,595
		46,530,057
Multi-Utilities - 0.8%
NiSource Inc	1,444,280	63,967,161
TOTAL UTILITIES		148,262,827
TOTAL UNITED STATES		6,925,062,298
TOTAL COMMON STOCKS (Cost $5,301,313,149)		7,789,684,889

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (a)(c)(d) (Cost $9,723,611)	711,831	2,825,969

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	65,235,517	65,248,564
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	191,243,461	191,262,586
TOTAL MONEY MARKET FUNDS (Cost $256,508,799)			256,511,150

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $5,567,545,559)	8,049,022,008
NET OTHER ASSETS (LIABILITIES) - (2.6)% (f)	(205,037,392)
NET ASSETS - 100.0%	7,843,984,616

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	37	3/2026	12,755,750	(66,892)

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,222,095 or 1.8% of net assets.

(d)	Level 3 security.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $36,619,230 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Includes $848,883 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,203,471.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
National Resilience LLC Series B	12/1/2020	9,723,611

Space Exploration Technologies Corp	4/8/2016	3,100,925

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,679,319	839,839,686	811,268,010	2,568,630	(2,431)	-	65,248,564	65,235,517	0.1%
Fidelity Securities Lending Cash Central Fund	43,878,486	999,383,602	851,999,300	246,659	(202)	-	191,262,586	191,243,461	0.6%
Total	80,557,805	1,839,223,288	1,663,267,310	2,815,289	(2,633)	-	256,511,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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